Structured Entities (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Nov. 01, 2021	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2018
TD Capital Trust III [member]
Disclosure of unconsolidated structured entities [line items]
Redemption of outstanding amount						$ 1,000
TD Capital Trust IV Notes [member]
Disclosure of unconsolidated structured entities [line items]
Redemption of outstanding amount			$ 450	$ 750	$ 550
Asset Management Entities [Member] | Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities	$ 2,300	$ 2,100
Income Received From Structured Entities	2,000	1,800
Total assets under management	$ 286,800	$ 241,400